Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Company's Corporate Structure

As of December 31, 2018, the Company’s shareholding structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage of interest
Up to 1.00	1,926	16.37
From 1.01 to 5.00	12	26.54
From 5.01 to 10.00	2	12.47
Over 10	2	44.62

	1,942	100.00